Submission	May 01, 2025
Submission [Line Items]
Central Index Key	0001025378
Registrant Name	W. P. CAREY INC.
Registration File Number
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES